Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We applied the following weighted average assumptions to estimate the fair value of stock option grants made in the following periods:

	2012	2011	2010
Expected term in years	5.3	5.2	5.0
Expected volatility	47.3%	46.5%	48.2%
Risk-free interest rate	0.8%	2.1%	2.3%
Dividend yield	1.4%	1.4%	1.4%

Summary of stock option activity

The table below summarizes the changes in all stock options during the year ended September 30, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at September 30, 2011	1,532,103	$36.35
Granted	255,250	63.38
Exercised	(402,684)	33.95
Expired	(9,800)	18.86
Forfeited	(32,900)	61.24
Outstanding at September 30, 2012	1,341,969	$41.73	6.4	$40.9
Exercisable at September 30, 2012	812,377	$30.99	5.1	$33.5
Vested and expected to vest at September 30, 2012	1,306,107	$42.17	6.4	$39.2

Summary of restricted stock awards - vested, granted and changes
The following table represents a summary of restricted stock shares granted in fiscal 2012, 2011, and 2010 with terms defined in the applicable grant letters. The shares are not deemed to be issued and carry dividend and voting rights until the relevant conditions defined in the award documents have been met, unless otherwise noted.

	2012	2011	2010
Shares of restricted stock granted to non-employee directors(1)	20,700	20,155	22,000
Shares of restricted stock granted to employees:
Shares granted for attainment of a performance condition at an amount in excess of target(2)	—	173,028	50,400
Shares granted with a service condition and a Cash Flow to Equity Ratio performance condition at target(3)	389,550	262,775	254,450
Total restricted stock granted	410,250	455,958	326,850
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(1)
Non-employee director grants vest over one year and are deemed issued on the grant date and have voting and dividend rights. Also includes converted restricted stock units held by the Smurfit-Stone directors who served on the RockTenn board of directors in fiscal 2011.

(2)
Shares issued in fiscal 2011 for the fiscal 2009 Cash Flow to Equity Ratio, the fiscal 2008 Annual Average Return over Capital Costs and the fiscal 2008 Total Shareholder Return were each at 150% of target. Shares issued in fiscal 2010 for the fiscal 2007 Annual Average Return over Capital Costs and the fiscal 2007 Total Shareholder Return grants each attained performance at 150% of the respective target.

(3)
These employee grants vest over approximately three years and have varied adjustable ranges by grant from 0-200% of target subject to the level of performance attained in the respective award agreement.

The following table represents a summary of restricted stock vested in fiscal 2012, 2011, and 2010 (in millions, except shares):

	2012	2011	2010
Shares of restricted stock vested	495,368	420,596	361,552
Aggregate fair value of restricted stock vested	$33.6	$28.0	$16.9
The table below summarizes the changes in unvested restricted stock awards during the year ended September 30, 2012:

	Shares	Weighted Average Grant Date Fair Value
Unvested at September 30, 2011	1,005,343	$41.95
Granted	410,250	63.28
Vested	(495,368)	28.72
Forfeited	(57,550)	59.04
Unvested at September 30, 2012	862,675	$58.66